Fair Value Measurements (Tables)	6 Months Ended
Jul. 31, 2026
Fair Value Measurements
Schedule of financial instruments measured at fair value on recurring basis

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	10,157	—	10,157

Liabilities:
Contingent consideration	—	—	17,541	17,541

The following table shows the Company’s financial instruments measured at fair value on a recurring basis as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Equity derivative contracts	—	9,763	—	9,763

Liabilities:
Contingent consideration	—	—	10,761	10,761

Schedule of changes in fair value measurements

Level 3
Balance at January 31, 2026	10,761
Increase from acquisitions	6,507
Charges (recovery) through profit or loss	237
Effect of movements in foreign exchange and other	36
Balance at July 31, 2026	17,541